UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2009

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (April 9, 2009)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 46
Form 13F Information table Value Total(x 1000): $467,471



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	173,850		2,186,248 	X		      2,186,248
ISHARES S&P 500 	Comm	464287200	 40,232		  505,300 	X		        505,300
IShares MSCI Emerging 	Comm	464287234	 36,981		1,490,578 	X		      1,490,578
DIAMONDS TRUST SERIES 1	Comm	252787106	 29,206		  385,100 	X		        385,100
ISHARES S&P 100 INDEX 	Comm	464287101	 26,611		  705,300 	X		        705,300
PowerShares		Comm	73935A104	 21,781		  718,384 	X		        718,384
SPDR CONSUMER STAPLES	Comm	81369Y308	 19,199		  909,900 	X		        909,900
VANGUARD LARGE CAPE	Comm	922908637	  7,780		  216,000 	X		        216,000
CISCO SYS INC		Comm	17275R102	  7,719		  460,300 	X		        460,300
MONSANTO CO		Comm	61166W101	  7,421		   89,300 	X		         89,300
TEVA PHARMACEUTICALS	Comm	881624209	  7,073		  157,000 	X		        157,000
APPLE COMPUTER INC	Comm	037833100	  7,012		   66,700 	X		         66,700
DU PONT E I DE NEMOURS	Comm	263534109	  6,534		  292,600 	X		        292,600
AMERICA MOVIL ADR	Comm	02364W105	  6,094		  225,034 	X		        225,034
DIAGEO PLC-SPONSORED	Comm	25243Q205	  5,925		  132,400 	X		        132,400
DELL COMPUTER CORP	Comm	24702R101	  5,707		  602,000 	X		        602,000
DEERE & COMPANY		Comm	244199105	  5,217		  158,730 	X		        158,730
FLUOR CORP		Comm	343412102	  4,257		  123,200 	X		        123,200
CORNING INC.		Comm	219350105	  4,224		  318,300 	X		        318,300
SUNCOR ENERGY INC	Comm	867229106	  3,676		  165,500 	X		        165,500
SPDR TECHNOLOGY INDEX	Comm	81369Y803	  3,202		  205,000 	X		        205,000
BAKER HUGHES		Comm	057224107	  3,075		  107,720 	X		        107,720
SPDR FINANCIAL INDEX	Comm	81369Y605	  2,862		  324,800 	X		        324,800
NOKIA CORP		Comm	654902204	  2,812		  241,000 	X		        241,000
WEATHERFORD INTERNL	Comm	H27013103	  2,344		  211,700 	X		        211,700
INTEL CORP		Comm	458140100	  2,297		  152,800 	X		        152,800
AFLAC INCORPORATED	Comm	001055102	  2,226		  115,000 	X		        115,000
SPDR UTILITIES INDEX	Comm	81369Y886	  1,967		   77,000 	X		         77,000
SUNPOWER CORPORATION	Comm	867652109	  1,919		   80,700 	X		         80,700
MICROSOFT CORP		Comm	594918104	  1,909		  103,900 	X		        103,900
HANESBRANDS INC.	Comm	410345102	  1,766		  184,500 	X		        184,500
SPDR HEALTH CARE	Comm	81369Y209	  1,748		   72,200 	X		         72,200
INSULET			Comm	45784P101	  1,566		  382,065 	X		        382,065
GOLDMAN SACHS GROUP	Comm	38141G104	  1,537		   14,500 	X		         14,500
NEUROGESX INC		Comm	641252101	  1,423		  459,032 	X		        459,032
ENTROPIC COMMUNICATIONS	Comm	29384R105	  1,093		1,476,954 	X		      1,476,954
ENERGY SELECT SECTOR 	Comm	81369Y506	  1,062		   25,000 	X		         25,000
KIMBERLY CLARK CORP	Comm	494368103	  1,034		   22,420 	X		         22,420
POTASH CORPSASKATCHEWAN	Comm	73755L107	  1,010		   12,500 	X		         12,500
HONEYWELL INC		Comm	438516106	    986		   35,400 	X		         35,400
S&P Homebuilders ETF	Comm	78464A888	    828		   78,000 	X		         78,000
RESEARCH IN MOTION	Comm	760975102	    690		   16,000 	X		         16,000
NVIDIA CORPORATION	Comm	67066G104	    621		   63,000 	X		         63,000
BROADCAM CORPORATION	Comm	111320107	    500		   25,000 	X		         25,000
DISCOVERY LABORATORIES	Comm	254668106	    293		  240,000 	X		        240,000
AMICUS THERAPEUTICS INC	Comm	03152W109	    202		   22,162 	X		         22,162



GRAND TOTALS				        467,471


